Income Tax - Schedule of Deferred Income Tax (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Deferred income tax assets
Total deferred income tax assets	$ 18,277	$ 16,219
Total deferred income tax liabilities	(77,615)	(67,327)
Net deferred income tax liabilities	(59,338)	(51,108)
Plant and equipment [Member]
Deferred income tax assets
Total deferred income tax assets	15,154	13,121
Non-capital loss carry forwards [Member]
Deferred income tax assets
Total deferred income tax assets	133	806
Environmental rehabilitation [Member]
Deferred income tax assets
Total deferred income tax assets	2,410	1,462
Unrealized loss on investments [Member]
Deferred income tax assets
Total deferred income tax assets	517	503
Other deductible temporary difference [Member]
Deferred income tax assets
Total deferred income tax assets	63	327
Mineral rights and properties [Member]
Deferred income tax assets
Total deferred income tax liabilities	(75,188)	(67,174)
Other taxable temporary difference [Member]
Deferred income tax assets
Total deferred income tax liabilities	$ (2,427)	$ (153)